Derivatives and hedge accounting - Carrying amount of hedged items in fair value hedges (Details) - of which in fair value hedges - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedged items [line items]
Book value, assets	kr 27,914	kr 29,352
Fair value hedge adjustments, assets	(183)	(642)
Book value, liabilities	223,952	256,459
Fair value hedge adjustments, liabilities	1,556	378
Loans in the form of interest-bearing securities
Disclosure of detailed information about hedged items [line items]
Book value, assets	13,333	15,979
Fair value hedge adjustments, assets	(155)	(598)
Loans to credit institutions
Disclosure of detailed information about hedged items [line items]
Book value, assets	874	1,058
Fair value hedge adjustments, assets	(2)
Loans to the public
Disclosure of detailed information about hedged items [line items]
Book value, assets	13,707	12,315
Fair value hedge adjustments, assets	(26)	(44)
Debt securities issued
Disclosure of detailed information about hedged items [line items]
Book value, liabilities	223,952	256,459
Fair value hedge adjustments, liabilities	kr 1,556	kr 378